Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT [Abstract]
Schedule of financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on recurring basis
The following table summarizes the Company’s financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on a recurring basis in the statement of financial position categorized by level of significance of the inputs used in making the measurements:

		As at December 31, 2024		As at December 31, 2023
(in millions of U.S. dollars)	Category	Level		Level
FINANCIAL ASSETS
Cash and cash equivalents	Financial assets at amortized cost		105.2		185.5
Trade and other receivables(1)	Financial assets at amortized cost		25.0		16.6
Provisionally priced contracts	Financial instruments at FVTPL	2	(0.5)	2	0.6
Gold and copper swap contracts	Financial instruments at FVTPL	2	1.7	2	(0.9)
Foreign exchange forward contracts	Financial instruments at FVTPL	2	—	2	3.2
Investments	Financial instruments at FVTPL	1	5.1	1	7.1
FINANCIAL LIABILITIES
Trade and other payables(2)	Financial liabilities at amortized cost		151.9		154.2
Long-term debt	Financial liabilities at amortized cost		397.0		396.0
Foreign exchange forward contracts	Financial instruments at FVTPL	2	5.3	2	—
Fuel hedge swap contracts	Financial instruments at FVTPL	2	—	2	1.1
Rainy River gold stream obligation	Financial instruments at FVTPL	3	217.2	3	199.9
New Afton free cash flow interest obligation	Financial instruments at FVTPL	3	—	3	543.4
1.Trade and other receivables exclude provisionally priced contracts, and gold and copper swap contracts.
2.Trade and other payables exclude the short-term portion of reclamation and closure cost obligation, the Rainy River gold stream obligation, and current derivative liabilities.

Schedule of carrying values and fair values of financial instruments
The carrying values and fair values of the Company’s financial instruments are as follows:

As at December 31, 2024			As at December 31, 2023
(in millions of U.S. dollars)	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Cash and cash equivalents	105.2	105.2	185.5	185.5
Trade and other receivables(1)	25.0	25.0	16.6	16.6
Provisionally priced contracts	(0.5)	(0.5)	0.6	0.6
Gold and copper swap contracts	1.7	1.7	(0.9)	(0.9)
Foreign exchange forward contracts	—	—	3.2	3.2
Investments	5.1	5.1	7.1	7.1
FINANCIAL LIABILITIES
Trade and other payables(2)	151.9	151.9	154.2	154.2
Long-term debt	397.0	404.0	396.0	406.0
Foreign exchange forward contracts	5.3	5.3	—	—
Fuel hedge swap contracts	—	—	1.1	1.1
Rainy River gold stream obligation	217.2	217.2	199.9	199.9
New Afton free cash flow interest obligation	—	—	543.4	543.4
1.Trade and other receivables exclude provisionally priced contracts and gold and copper swap contracts.
2.Trade and other payables exclude the short-term portion of reclamation and closure cost obligation, the Rainy River gold stream obligation, and current derivative liabilities.